UPAR Ultra Risk Parity ETF

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited)

	Shares	Value
Common Stocks - 22.2%
Biotechnology - 0.4%
Corteva, Inc.	2,135	$122,720

Building Materials - 0.1%
Geberit AG	42	26,115

Chemicals - 2.0%
CF Industries Holdings, Inc.	587	60,496
Ecolab, Inc.	477	84,219
FMC Corp.	376	49,470
K+S AG	503	15,363
The Mosaic Co.	1,006	66,899
Nutrien Ltd.	1,569	162,320
OCI N.V. (1)	616	21,987
PhosAgro PJSC - GDR (3)	1,126	–
Sociedad Quimica y Minera de Chile S.A. - ADR	835	71,476
Yara International ASA	755	38,165
		570,395
Distribution & Wholesale - 0.1%
Ferguson PLC	314	42,914

Electrical Components & Equipment - 0.1%
Xinjiang Goldwind Science & Technology Co. Ltd. - Class H (1)	14,523	21,920

Electronics - 0.1%
Halma PLC	470	15,533

Energy - Alternate Sources - 1.0%
Enphase Energy, Inc. (1)	264	53,270
First Solar, Inc. (1)	188	15,743
Plug Power, Inc. (1)	1,201	34,360
Siemens Gamesa Renewable Energy S.A.	1,567	27,853
SolarEdge Technologies, Inc. (1)	126	40,619
Vestas Wind Systems A/S	2,242	66,988
Xinyi Solar Holdings Ltd.	22,620	39,917
		278,750
Food - 0.3%
Bakkafrost P/F	190	12,886
Leroy Seafood Group ASA	1,804	16,736
Mowi ASA	1,571	42,761
Salmar ASA	356	28,434
		100,817
Housewares - 0.1%
The Scotts Miracle-Gro Co.	191	23,485

Iron & Steel - 1.3%
Cleveland-Cliffs, Inc. (1)	1,037	33,402
Fortescue Metals Group Ltd.	6,882	106,771
Mineral Resources Ltd.	405	16,031
Vale S.A. - ADR	10,387	207,636
		363,840
Machinery - Diversified - 2.4%
AGCO Corp.	260	37,968
CNH Industrial NV - Class A	5,268	83,550
Deere & Co.	963	400,088
Husqvarna AB	1,750	18,526
IDEX Corp.	109	20,899
Kubota Corp.	3,515	66,695
The Toro Co.	386	32,999
Xylem, Inc.	248	21,144
		681,869
Mining - 6.5%
Anglo American PLC	2,580	134,945
Antofagasta PLC	2,075	45,707
BHP Group Ltd. - ADR	5,676	438,471
Boliden AB	564	28,934
Cameco Corp.	991	28,888
China Molybdenum Co. Ltd. - Class H (1)	67,840	35,430
First Quantum Minerals Ltd.	1,386	48,025
Freeport-McMoRan, Inc.	3,345	166,380
Ganfeng Lithium Co. Ltd. - H Shares (1)	4,246	60,724
Glencore PLC	27,622	181,843
IGO Ltd.	1,649	17,411
Ivanhoe Mines Ltd. (1)	2,639	24,635
Jiangxi Copper Co. Ltd. - H Shares	11,916	19,993
Lundin Mining Corp.	1,570	15,926
Lynas Rare Earths Ltd. (1)	1,758	14,205
MMC Norilsk Nickel PJSC - ADR (3)	3,990	–
MP Materials Corp. (1)	369	21,159
NAC Kazatomprom JSC - GDR	599	19,108
OZ Minerals Ltd.	710	14,220
Pilbara Minerals Ltd. (1)	6,529	15,689
Rio Tinto PLC - ADR	3,739	300,616
South32 Ltd.	9,627	36,292
Southern Copper Corp.	1,736	131,762
Sumitomo Metal Mining Co. Ltd.	620	31,481
Teck Resources Ltd. - Class B	1,120	45,265
		1,877,109
Oil & Gas - 7.5%
BP PLC - ADR	3,529	103,753
Canadian Natural Resources Ltd.	1,045	64,764
Cenovus Energy, Inc.	1,803	30,082
Chevron Corp.	1,694	275,834
China Petroleum & Chemical Corp. - Class H - ADR	2,054	101,714
ConocoPhillips	1,221	122,100
Continental Resources Inc/OK	330	20,239
Coterra Energy, Inc.	763	20,578
Devon Energy Corp.	583	34,473
Diamondback Energy, Inc.	153	20,973
Ecopetrol S.A. - ADR	1,846	34,336
Eni S.p.A - ADR	1,636	47,853
EOG Resources, Inc.	536	63,907
Equinor ASA - ADR	3,092	115,981
Exxon Mobil Corp.	3,877	320,201
Gazprom PJSC - ADR (3)	11,925	–
Hess Corp.	264	28,258
Imperial Oil Ltd.	644	31,193
LUKOIL PJSC - ADR (3)	818	–
Novatek PJSC - GDR (3)	329	–
Occidental Petroleum Corp.	854	48,456
OMV AG (1)	334	16,125
PetroChina Co. Ltd. - Class H - ADR	2,823	142,703
Pioneer Natural Resources Co.	221	55,257
Repsol S.A.	1,654	21,944
Rosneft Oil Co PJSC - GDR (3)	10,479	–
Shell PLC - ADR	3,698	203,131
Suncor Energy, Inc.	1,344	43,794
Total S.A. - ADR	3,098	156,573
Woodside Petroleum Ltd.	902	21,743
		2,145,965
Water - 0.3%
American Water Works Co., Inc.	309	51,149
Veolia Environnement S.A.	1,028	33,273
		84,422
Total Common Stocks
(Cost $6,258,668)		6,355,854

Exchange Traded Funds - 23.1%
SPDR Gold MiniShares Trust (1)	108,304	4,166,455
Vanguard Extended Market ETF	6,191	1,025,601
Vanguard FTSE Developed Markets ETF	10,176	488,753
Vanguard FTSE Emerging Markets ETF	19,903	918,126
Total Exchange Traded Funds
(Cost $6,479,409)		6,598,935

United States Treasury Obligations - 49.1%
U.S. Government Bonds - 49.1%
2.125%, 2/15/40	291,372	415,013
2.125%, 2/15/41	1,174,704	1,680,622
0.750%, 2/15/42	1,281,557	1,482,844
0.625%, 2/15/43	1,250,986	1,413,858
1.375%, 2/15/44	1,270,276	1,651,222
0.750%, 2/15/45	1,282,281	1,492,367
1.000%, 2/15/46	1,129,605	1,394,399
0.875%, 2/15/47	1,057,539	1,285,513
1.000%, 2/15/48	999,876	1,259,755
1.000%, 2/15/49	889,355	1,130,455
0.250%, 2/15/50	542,406	580,153
0.125%, 2/15/51	263,491	275,044
Total United States Treasury Obligations
(Cost $14,152,643)		14,061,245

Short-Term Investments - 1.3%
Money Market Funds - 1.3%
First American Government Obligations Fund, Class X, 0.190% (2)	375,834	375,834
Total Short-Term Investments
(Cost $375,834)		375,834

Total Investments in Securities - 95.7%
(Cost $27,266,554)		27,391,868
Assets in Excess of Other Liabilities - 4.3%		1,236,740
Total Net Assets - 100.0%		$28,628,608

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of March 31, 2022.
(3)	The security is fair valued by the Fair Valuation Committee.

SCHEDULE OF FUTURES CONTRACTS at March 31, 2022 (Unaudited)

The UPAR Ultra Risk Parity ETF (the "Fund") had the following futures contracts outstanding with PhillipCapital.

			Unrealized
	Number of	Notional	Appreciation	Notional
Long Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
Ultra Long-Term U.S. Treasury Bond Future (6/21/2022)	39	$7,115,266	$(207,391)	$6,907,875
10-Year U.S. Treasury Note Future (6/17/2022)	56	7,046,958	(165,958)	6,881,000
CME Group E-Mini S&P 500 Index Future (6/17/2022)	189	3,970,060	311,499	4,281,559
MSCI Emerging Markets Index Future (6/17/2022)	37	1,935,859	146,316	2,082,175
MSCI EAFE Index Future (6/17/2022)	15	1,539,582	68,718	1,608,300
		$21,607,725	$153,184	$21,760,909

Summary of Fair Value Exposure at March 31, 2022 (Unaudited)

The UPAR Ultra Risk Parity ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks (1)	$6,355,854	$–	$0	(2)	$6,355,854
Exchange Traded Funds	6,598,935	-	-		6,598,935
United States Treasury Obligations (3)	-	14,061,245	-		14,061,245
Short-Term Investments	375,834	-	-		375,834
Total Investments in Securities	$13,330,623	$14,061,245	$0		$27,391,868

Other Financial Instruments (4)
Interest Rate Contracts - Futures	$153,184	$-	$-		$153,184

	Investments in Securities at Fair Value(2)
Balanced as of December 31, 2021	$-
Accrued discounts/premiums	-
Realized gain (loss)	(9,204)
Change in unrealized appreciation/depreciation	(412,084)
Purchases	425,379
Sales	(4,091)
Transfer into and/or out of Level 3	-
Balanced as of March 31, 2022	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at March 31, 2022:	$(412,084)

(1) See Schedule of Investments for industry breakout.
(2) The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

(3) See Schedule of Investments for the security type breakout.
(4) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.